Share-Based Compensation (Details Textual) $ / shares in Units, ₪ in Thousands, $ in Thousands	Sep. 02, 2020 ILS (₪) shares	Sep. 02, 2020 USD ($) shares	Jun. 11, 2020 ILS (₪) shares	Jun. 11, 2020 USD ($) $ / shares shares	Jul. 08, 2020 $ / shares
Share-Based Compensation (Textual)
Exercise price per share | $ / shares					$ 7.98
Board of Directors [Member]
Share-Based Compensation (Textual)
Grant option of ordinary shares | shares			141,400	141,400
Exercise price per share | $ / shares				$ 7.98
Total value of grant | ₪			₪ 4,190
Board of Directors [Member] | ADS [Member]
Share-Based Compensation (Textual)
Grant option of ordinary shares | shares			5,656,000	5,656,000
Total value of grant | ₪			₪ 2,783
Option granted, description			The Company’s Board of Directors approved a grant to an advisor to purchase 72,000 ADS (2,880,000 Ordinary shares) at an exercise price of $18.06 per ADS in three tranches. The first tranche of 32,400 ADS’s was vested on May 31,2020, the second tranche of 25,200 ADS was vested on September 30, 2020 and the third tranche of 14,400 ADS’s will be vested on December 31, 2020. The options will expire four years from the commencement vesting date of each tranche.	The Company’s Board of Directors approved a grant to an advisor to purchase 72,000 ADS (2,880,000 Ordinary shares) at an exercise price of $18.06 per ADS in three tranches. The first tranche of 32,400 ADS’s was vested on May 31,2020, the second tranche of 25,200 ADS was vested on September 30, 2020 and the third tranche of 14,400 ADS’s will be vested on December 31, 2020. The options will expire four years from the commencement vesting date of each tranche.
Board of Directors [Member] | ADS [Member] | Bottom of range [member]
Share-Based Compensation (Textual)
Exercise price per share | $ / shares				$ 7.28
Board of Directors [Member] | ADS [Member] | Top of range [member]
Share-Based Compensation (Textual)
Exercise price per share | $ / shares				$ 8.076
Board of Directors [Member] | USD [Member]
Share-Based Compensation (Textual)
Total value of grant | $				$ 1,218
Board of Directors [Member] | USD [Member] | ADS [Member]
Share-Based Compensation (Textual)
Total value of grant | $				$ 809
Board Member [Member]
Share-Based Compensation (Textual)
Total value of grant | ₪	₪ 196
Total value of the option | ₪	₪ 30
Board Member [Member] | ADS [Member]
Share-Based Compensation (Textual)
Granted of vested shares | shares	5,000	5,000
Board Member [Member] | RSU’s [Member]
Share-Based Compensation (Textual)
Granted of vested shares | shares	5,000	5,000
Board Member [Member] | USD [Member]
Share-Based Compensation (Textual)
Total value of grant | $		$ 57
Total value of the option | $		$ 9